(CHARTWELL LOGO)

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

                        1235 WESTLAKES DRIVE, SUITE 330
                               BERWYN, PA  19312
                                 (610) 296-1400

                               SEMI-ANNUAL REPORT
                               FEBRUARY 28, 2002

                         CHARTWELL SMALL CAP VALUE FUND

Dear Shareholder:

The period ended February 28, 2002 provided modest gains for equity investors.
A struggling economy showed signs of revival, interest rates fell, and the market recovered after the events of last autumn. Small cap value stocks yet again led the equity strategies, outpacing returns for large stocks and growth stocks. A high concentration of economically sensitive and financial stocks along with low exposure to technology issues contributed to this small value outperformance. Your portfolio generated a return of 5.3% over the six month period ended February 28, 2002, modestly behind the Russell 2000 Value benchmark return of 5.9% during that time. The Fund's annualized return since inception at October 1, 1999 was 21.63% as of February 28, 2002.

Your portfolio return can be attributed to the consumer cyclical, business services and energy sectors. In consumer cyclicals, auto parts manufacturers such as ArvinMeritor and Borg Warner and Furniture Brands, a furniture company, were standout picks. G&K Services, a uniform rental company, paced the business service segment. Energy prices spiked up in the period and services providers such as CalDive and Atwood Oceanics were strong performers.

Our investment disciplines have not varied. We focus on inexpensive stocks, research the business fundamentals of our companies for improving prospects and own stocks that display catalysts for price appreciation. The strong performance of small cap value stocks over the last two years has expanded their valuation and thus their risk. However, we still feel that smaller value stocks offer a promising future among investment options.

/s/David C. Dalrymple

David C. Dalrymple, CFA
Managing Partner and Portfolio Manager

Past performance does not predict future performance.

Please see the Schedule of Investments for fund holdings. Fund holdings are subject to change at any time and are not recommendations to buy or sell any security.

The Fund invests in smaller companies, which may involve additional risks such as limited liquidity and greater volatility.

The Russell 2000 Value Index Measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

                         CHARTWELL LARGE CAP VALUE FUND

Dear Shareholder:

Strong returns over the last six month fiscal period have pushed results into positive territory for many investors. Yet, as has become commonplace, a wide range of outcomes was possible:

         INDEX                            6 MONTH RESULTS
         -----                            ---------------
        Chartwell LCV Fund                     0.80%
        Russell 1000 Value                     -0.79%
        S&P 500                                -1.67%
        Russell 1000 Growth                    -2.41%
        Barra Value                            -5.81%

Chartwell's Large Cap Value Fund performed well over the last 6 months. Against the background of an improving economic outlook, stocks continued their rally off the September lows. We believe the outlook for the economy and the equity markets remains on solid ground, although stock gains are likely to moderate after two solid quarters of positive performance.

Perhaps the biggest issue the stock and bond markets are facing is a prospective change in Fed policy. Investors always worry about the impact of monetary tightening, and history buffs remember the poor markets resulting from prior Fed actions. We believe this cycle is different and that the Fed will not stand in the way of an economic rebound given the benign inflation outlook. While some interest rates will certainly rise from these low levels, it is not an event to worry about since the increases will likely be moderate and fully discounted by investors. In fact, rising interest rates will signal that the economic rebound is likely to be sustainable. This would send stocks higher.

During the 6 month fiscal period, the strongest results were obtained in the Staples, Materials and Healthcare industries. Weak sectors included Telecom and Technology. Some notable leaders and laggards are detailed below:

     POSITIVE 6 MONTH STOCKS       NEGATIVE 6 MONTH STOCKS
     -----------------------       -----------------------
     Starwood Hotels     +26%      Worldcom                  -52%
     General Dynamics    +18%      Sprint Corp.              -24%
     Avon Products       +17%      Electronic Data Systems   -15%
     Philip Morris       +15%      IBM                       -14%
     Wells Fargo         +14%      AT&T                      -13%

We have been selling Starwood, Avon, Philip Morris and General Dynamics recently into the strong advance. These valuations are no longer attractive and the risk/reward dynamics of the stocks have changed. Worldcom and Sprint have been eliminated. Conversely, we have recently added to the ATT and EDS positions. The stock declines have taken them into undervalued territory.

We will continue to invest believing that the economic rebound will remain in place and that stocks will end the year with positive returns. As always, we want to thank our fund holders for their support and confidence in Chartwell.

/s/Kevin A. Melich

Kevin A. Melich
Managing Partner & Portfolio Manager

Investing in mutual funds involves risk.

Past performance does not predict future performance.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The S & P 500 Composite Stock Price Index is an unmanaged capitalization-weighted index of 500 stocks designed to represent the broad domestic economy.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and forecasted growth values.

The Barra Value Index is designed to differentiate between fast growing companies and growing or undervalued companies.

Please see the Schedule of Investments for fund holdings. Fund holdings are subject to change at any time and are not recommendations to buy or sell any security.

05/2002

                         CHARTWELL SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS AS OF FEBRUARY 28, 2002 (UNAUDITED)

  Shares    COMMON STOCKS: 98.1%                                   Market Value
  ------    --------------------                                   ------------
            BASIC INDUSTRY: 16.4%
   3,040    AptarGroup, Inc.                                        $  105,184
   3,740    Arch Chemicals, Inc.                                        87,105
   3,390    CLARCOR, Inc.                                               95,327
   4,810    Cytec Industries Inc.*<F1>                                 130,591
   6,700    Elcor Corporation                                          156,177
   5,300    H.B. Fuller Company                                        141,404
   4,410    Kaydon Corporation                                         110,162
   3,300    Minerals Technologies, Inc.                                168,102
   7,900    NOVA Chemicals Corporation                                 169,060
  10,300    Packaging Corp of America*<F1>                             197,554
   4,410    USFreightways Corporation                                  158,760
                                                                    ----------
                                                                     1,519,426
                                                                    ----------

            BUSINESS SERVICES: 5.7%
   3,000    ABM Industries, Inc.                                        98,100
   4,600    G & K Services, Inc.                                       162,610
   4,800    Insight Enterprises, Inc.*<F1>                             102,432
   7,740    MSC Industrial Direct Co., Inc.*<F1>                       163,237
                                                                    ----------
                                                                       526,379
                                                                    ----------

            CAPITAL SPENDING: 3.7%
   6,320    Gardner Denver, Inc.*<F1>                                  125,199
   5,000    Littlefuse, Inc.*<F1>                                      118,450
   4,550    Regal-Beloit Corporation                                   101,465
                                                                    ----------
                                                                       345,114
                                                                    ----------

            CONSUMER CYCLICAL: 8.2%
   5,300    ArvinMeritor, Inc.                                         149,407
   2,890    BorgWarner, Inc.                                           173,833
   4,230    Dal-Tile International Inc.*<F1>                           104,904
   3,300    Furniture Brands International, Inc.*<F1>                  125,895
   4,400    Harman International Industries, Inc.                      205,920
                                                                    ----------
                                                                       759,959
                                                                    ----------

            CONSUMER SERVICES: 11.5%
   3,850    bebe stores, inc.*<F1>                                      87,395
   3,100    Factory 2-U Stores, Inc.*<F1>                               53,258
   2,600    Linens 'n Things, Inc.*<F1>                                 74,386
  10,320    Pier 1 Imports, Inc.                                       206,090
   4,000    Rare Hospitality International, Inc.*<F1>                  107,560
  11,900    Spanish Broadcasting System, Inc.*<F1>                     148,036
   4,000    Speedway Motorsports, Inc.*<F1>                             96,200
   3,521    The Men's Wearhouse, Inc.*<F1>                              86,476
  11,100    Unifi, Inc.*<F1>                                            80,808
   6,200    Vans, Inc.*<F1>                                             85,560
   2,500    Wolverine World Wide, Inc.                                  38,700
                                                                    ----------
                                                                     1,064,469
                                                                    ----------

            CONSUMER STAPLES: 2.2%
   3,360    Corn Products International, Inc.                          103,320
   7,000    Rayovac Corporation*<F1>                                    95,200
                                                                    ----------
                                                                       198,520
                                                                    ----------

            ENERGY:  4.4%
   1,900    Atwood Oceanics, Inc.*<F1>                                  75,905
   7,000    Cal Dive International, Inc.*<F1>                          160,454
   3,370    Lone Star Technologies, Inc.*<F1>                           54,830
   3,760    Precision Drilling Corporation*<F1>                        110,544
                                                                    ----------
                                                                       401,733
                                                                    ----------

            FINANCIAL SERVICES:  17.3%
   4,000    AmerUs Group Co.                                           136,720
   3,960    Community First Bankshares, Inc.                           100,030
   4,110    Cullen/Frost Bankers, Inc.                                 141,589
   5,430    Financial Federal Corporation*<F1>                         160,456
   4,100    Fulton Financial Corporation                                95,530
   5,804    Hudson United Bancorp                                      178,183
   3,200    IPC Holdings, Ltd.                                          99,552
   2,700    Philadelphia Consolidated  Holding Corp.*<F1>              111,024
   1,800    StanCorp Financial Group, Inc.                              96,930
   5,600    Sterling Bancshares, Inc.                                   74,424
   2,900    Webster Financial Corporation                              101,674
   4,100    Westamerica Bancorporation                                 168,633
   2,110    Wilmington Trust Corporation                               138,395
                                                                    ----------
                                                                     1,603,140
                                                                    ----------

            HEALTHCARE: 3.4%
   2,900    Cambrex Corporation                                        120,031
   4,240    Renal Care Group, Inc.*<F1>                                130,168
   5,700    Sola International, Inc.*<F1>                               64,182
                                                                    ----------
                                                                       314,381
                                                                    ----------

            REITS: 10.4%
   3,320    Alexandria Real Estate Equities, Inc.                      137,282
   4,035    Arden Realty, Inc.                                         103,699
   2,800    BRE Properties, Inc.                                        84,000
   4,920    Home Properties of New York, Inc.                          159,064
   5,400    Mission West Properties, Inc.                               65,340
   4,350    PS Business Parks, Inc.                                    145,420
   5,500    Reckson Associates Realty Corporation                      128,095
   4,250    SL Green Realty Corp.                                      135,660
                                                                    ----------
                                                                       958,560
                                                                    ----------

            TECHNOLOGY: 8.0%
   7,300    Asyst Technologies, Inc.*<F1>                              122,494
   3,000    DuPont Photomasks, Inc.*<F1>                               128,940
   3,300    Electronics for Imaging, Inc.*<F1>                          64,020
   6,200    Entegris, Inc.*<F1>                                         63,984
   6,800    Integrated Silicon Solution, Inc.*<F1>                      70,788
   7,300    Maxtor Corporation*<F1>                                     52,195
   4,600    Park Electrochemical Corp.                                 116,150
   4,800    Radiant Systems, Inc.*<F1>                                  42,240
   8,500    SIPEX Corporation*<F1>                                      81,090
                                                                    ----------
                                                                       741,901
                                                                    ----------

            UTILITIES: 6.9%
   5,440    ALLETE, Inc.                                               155,530
   3,100    Commonwealth Telephone Enterprises, Inc.*<F1>              116,808
   9,400    El Paso Electric Company*<F1>                              134,984
   5,800    Sierra Pacific Resources                                    93,670
   5,400    Vectren Corporation                                        135,000
                                                                    ----------
                                                                       635,992
                                                                    ----------

            Total Common Stocks (Cost $8,147,103)                   $9,069,574
                                                                    ----------

            SHORT-TERM INVESTMENTS: 2.0%
            ----------------------------
 186,965    Cash Trust Series II- Treasury Cash
              Series Fund II (Cost $186,965)                           186,965
                                                                    ----------

            Total Investments in Securities
              (Cost $8,334,068):  100.1%                             9,256,539
            Liabilities in excess of Other Asset:  (0.1%)              (10,027)
                                                                    ----------
            Net Assets:  100.0%                                     $9,246,512
                                                                    ----------
                                                                    ----------

*<F1>  Non-income producing security.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

SCHEDULE OF INVESTMENTS AS OF FEBRUARY 28, 2002 (UNAUDITED)

  Shares    COMMON STOCKS: 96.8%                                  Market Value
  ------    --------------------                                  ------------
            BASIC INDUSTRY:  3.6%
  13,465    Alcoa, Inc.                                            $   505,880
  10,175    MeadWestvaco Corporation                                   353,479
                                                                   -----------
                                                                       859,359
                                                                   -----------

            CAPITAL GOODS: 10.1%
   4,680    Caterpillar, Inc.                                          259,787
   4,070    Emerson Electric Co.                                       234,391
   5,602    General Dynamics Corporation                               509,110
  20,374    General Electric Company                                   784,399
  11,355    Honeywell International, Inc.                              432,853
   1,725    Northrop Grumman Corporation                               184,644
                                                                   -----------
                                                                     2,405,184
                                                                   -----------

            CONSUMER CYCLICAL:  1.5%
   9,919    Starwood Hotels & Resorts Worldwide, Inc.                  357,084
                                                                   -----------

            CONSUMER GOODS: 1.3%
   8,550    The May Department Stores Company                          313,272
                                                                   -----------

            CONSUMER STAPLES: 12.7%
   7,750    Anheuser-Busch Companies, Inc.                             394,088
  11,948    Avon Products, Inc.                                        617,592
   5,436    The McGraw-Hill Companies, Inc.                            357,689
  17,713    Philip Morris Companies, Inc.                              932,767
   4,325    The Procter & Gamble Company                               366,717
   7,715    Viacom, Inc.*<F2>                                          359,133
                                                                   -----------
                                                                     3,027,986
                                                                   -----------

            ENERGY:  7.3%
   8,450    Baker Hughes, Incorporated                                 298,369
   7,465    ChevronTexaco Corporation                                  630,345
   7,908    Kerr- McGee Corporation                                    437,233
   6,605    Phillips Petroleum Company                                 390,422
                                                                   -----------
                                                                     1,756,369
                                                                   -----------

            FINANCIAL:  18.9%
  11,315    Bank of America Corporation                                723,594
  27,193    Citigroup, Inc.                                          1,230,483
   7,845    Comerica, Incorporated                                     469,523
  13,531    FleetBoston Financial Corporation                          451,665
   8,356    Morgan Stanley Dean Witter & Co.                           410,447
  10,120    PNC Financial Services Group                               555,993
  14,329    Wells Fargo & Company                                      672,030
                                                                   -----------
                                                                     4,513,735
                                                                   -----------

            HEALTHCARE:  9.2%
   9,004    American Home Products Corp.                               572,204
   7,330    C.R. Bard, Inc.                                            398,752
  15,115    Pharmacia Corporation                                      620,471
   9,920    Merck & Co., Inc.                                          608,394
                                                                   -----------
                                                                     2,199,821
                                                                   -----------

            INSURANCE/OTHER:  13.3%
  12,472    ACE Limited                                                547,521
  12,930    Freddie Mac                                                824,158
  15,225    Household International, Inc.                              784,087
   2,883    Marsh & McLennan Companies, Inc.                           304,301
   4,815    Principal Financial Group, Inc.*<F2>                       117,293
   9,067    The Hartford Financial Services Group, Inc.                607,489
                                                                   -----------
                                                                     3,184,849
                                                                   -----------

            TECHNOLOGY:  9.4%
  13,816    Cadence Design Systems, Inc.*<F2>                          292,208
   6,287    Electronic Data Systems Corporation                        371,122
  24,565    Flextronics International Ltd.*<F2>                        352,262
   5,830    International Business Machines Corporation                572,040
  26,783    LSI Logic Corporation*<F2>                                 401,477
   8,445    Texas Instruments Incorporated                             247,861
                                                                   -----------
                                                                     2,236,970
                                                                   -----------

            TELECOMMUNICATIONS:  6.5%
  21,717    AT&T Corp.*<F2>                                            337,482
  14,287    SBC Communications, Inc.                                   540,620
  11,282    Sprint Corporation                                         158,963
  11,174    Verizon Communications, Inc.                               522,943
                                                                   -----------
                                                                     1,560,008
                                                                   -----------

            UTILITIES:  3.0%
  10,552    El Paso Corporation                                        412,372
  13,205    Xcel Energy, Inc.                                          312,298
                                                                   -----------
                                                                       724,670
                                                                   -----------

            Total Common Stocks (Cost $22,886,371)                 $23,139,307
                                                                   -----------

            SHORT-TERM INVESTMENTS: 2.6%
 630,020    Cash Trust Series II - Treasury Cash
              Series Fund II (Cost $630,020)                           630,020
                                                                   -----------

            Total Investments in Securities
              (Cost $23,516,391):  99.4%                            23,769,327
            Other Assets less Liabilities: 0.6%                        146,471
                                                                   -----------
            Net Assets:  100.0%                                    $23,915,798
                                                                   -----------
                                                                   -----------

*<F2>  Non-income producing security.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

STATEMENTS OF ASSETS AND LIABILITIES AT FEBRUARY 28, 2002 (UNAUDITED)

                                                       SMALL CAP    LARGE CAP
                                                       VALUE FUND   VALUE FUND
                                                       ----------   ----------
ASSETS
  Investments in securities, at value
    (identified cost $8,334,068 and
    $23,516,391, respectively)                         $9,256,539  $23,769,327
  Receivables:
      Dividends and interest                                7,782       53,505
      Investment securities sold                           22,327      631,618
  Prepaid expenses                                          1,036        2,008
                                                       ----------  -----------
          Total assets                                  9,287,684   24,456,458
                                                       ----------  -----------

LIABILITIES
  Payables:
      Due to Advisor                                           92        1,929
      Due to Custodian                                      2,301       16,750
      Securities purchased                                 22,003      501,343
  Accrued expenses                                         16,776       20,638
                                                       ----------  -----------
          Total liabilities                                41,172      540,660
                                                       ----------  -----------

NET ASSETS                                             $9,246,512  $23,915,798
                                                       ----------  -----------
                                                       ----------  -----------

Net asset value, offering and redemption
  price per share [$9,246,512/633,734
  and $23,915,798/2,307,769 shares;
  outstanding unlimited number of
  shares (par value $0.01) authorized]                     $14.59       $10.36
                                                           ------       ------
                                                           ------       ------

COMPONENTS OF NET ASSETS
  Paid-in capital                                      $8,286,100  $25,087,033
  Undistributed net investment income                      18,511      158,894
  Accumulated net realized gain/(loss)
    on investments                                         19,430   (1,583,065)
  Net unrealized appreciation on investments              922,471      252,936
                                                       ----------  -----------
          Net assets                                   $9,246,512  $23,915,798
                                                       ----------  -----------
                                                       ----------  -----------

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED FEBRUARY 28, 2002 (UNAUDITED)

                                                      SMALL CAP     LARGE CAP
                                                      VALUE FUND    VALUE FUND
                                                      ----------    ----------
INVESTMENT INCOME
  Income
     Dividends (Net of foreign tax on dividends
       of $134 and $0, respectively)                   $ 56,164    $   240,259
     Interest                                             1,684          5,645
                                                       --------    -----------
       Total income                                      57,848        245,904
                                                       --------    -----------

  Expenses
     Advisory fees (Note 3)                              28,543         57,983
     Administration fees (Note 3)                        14,876         23,193
     Professional fees                                   11,742         13,064
     Fund Accounting fees                                11,447         12,876
     Transfer Agent fees                                  4,367          5,031
     Custody fees                                         3,567          9,917
     Trustees' fees                                       2,413          3,587
     Insurance fees                                         634          1,797
     Reports to shareholders                                532            992
     Registration fees                                      305          3,279
     Other                                                  200          2,240
                                                       --------    -----------
       Total expenses                                    78,626        133,959
       Less: advisory fee waiver and
         absorption (Note 3)                            (39,297)       (47,072)
                                                       --------    -----------
       Net expenses                                      39,329         86,887
                                                       --------    -----------
          Net investment income                          18,519        159,017
                                                       --------    -----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS
  Net realized gain/(loss)
    from security transactions                           22,189     (1,440,312)
  Net change in unrealized
    appreciation on investments                         426,387      1,104,816
                                                       --------    -----------
     Net realized and unrealized
       gain/(loss) on investments                       448,576       (335,496)
                                                       --------    -----------
       Net Increase/(decrease) in Net Assets
         Resulting From Operations                     $467,095    $  (176,479)
                                                       --------    -----------
                                                       --------    -----------

See Notes to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                    Six Months         Year
                                                       Ended           Ended
                                                   Feb. 28, 2002   Aug. 31, 2001
                                                   -------------   -------------
                                                    (Unaudited)
INCREASE IN NET ASSETS FROM
OPERATIONS
  Net investment income                             $   18,519      $   24,749
  Net realized gain from security transactions          22,189         334,147
  Net change in unrealized appreciation
    on investments                                     426,387         333,464
                                                    ----------      ----------
     NET INCREASE IN NET ASSETS RESULTING
       FROM OPERATIONS                                 467,095         692,360
                                                    ----------      ----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income                                (19,603)         (7,779)
  Net realized gain on securities transactions        (296,647)        (95,767)
                                                    ----------      ----------
     TOTAL DIVIDENDS AND DISTRIBUTIONS
       TO SHAREHOLDERS                                (316,250)       (103,546)
                                                    ----------      ----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase in net assets derived from
    net change in outstanding shares (a)<F3>         2,788,315       4,333,393
                                                    ----------      ----------
     TOTAL INCREASE IN NET ASSETS                    2,939,160       4,922,207

NET ASSETS
Beginning of period                                  6,307,352       1,385,145
                                                    ----------      ----------
END OF PERIOD                                       $9,246,512      $6,307,352
                                                    ----------      ----------
                                                    ----------      ----------

(a)<F3>  A summary of share transactions is as follows:

                                   Six Months Ended            Year Ended
                                    Feb. 28, 2002            Aug. 31, 2001
                                -----------------------  -----------------------
                                Shares  Paid in Capital  Shares  Paid in Capital
                                ------  ---------------  ------  ---------------
Shares sold                     181,846   $2,550,200     320,335   $4,255,170
Shares issued in reinvestment
  of distributions               17,118      238,115       5,826       78,235
Shares redeemed                       0            0          (1)         (12)
                                -------   ----------     -------   ----------
Net increase                    198,964   $2,788,315     326,160   $4,333,393
                                -------   ----------     -------   ----------
                                -------   ----------     -------   ----------

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                  Six Months           Year
                                                     Ended            Ended
                                               February 28, 2002  Aug. 31, 2001
                                               -----------------  -------------
                                                  (Unaudited)
INCREASE / (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income                          $   159,017      $   229,606
   Net realized loss from security transactions    (1,440,312)         (74,012)
   Net change in unrealized appreciation/
     (depreciation) on investments                  1,104,816       (1,124,787)
                                                  -----------      -----------
       NET DECREASE IN NET ASSETS
         RESULTING FROM OPERATIONS                   (176,479)        (969,193)
                                                  -----------      -----------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income                             (229,500)         (64,746)
   Net realized gain of securities transactions            --          (50,138)
                                                  -----------      -----------
       TOTAL DIVIDENDS AND DISTRIBUTIONS
         TO SHAREHOLDERS                             (229,500)        (114,884)
                                                  -----------      -----------

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase/(decrease) in net assets
     derived from net change in outstanding
     shares (a)<F4>                                (3,154,729)      19,664,932
                                                  -----------      -----------
       TOTAL INCREASE/(DECREASE) IN NET ASSETs     (3,560,708)      18,580,855

NET ASSETS
Beginning of period                                27,476,506        8,895,651
                                                  -----------      -----------
END OF PERIOD                                     $23,915,798      $27,476,506
                                                  -----------      -----------
                                                  -----------      -----------

(a)<F4>  A summary of share transactions is as follows:

                                                                  Year
                                   Six Months Ended               Ended
                                  February 28, 2002           Aug. 31, 2001
                               -----------------------   -----------------------
                               Shares  Paid in Capital   Shares  Paid in Capital
                               ------  ---------------   ------  ---------------
Shares sold                    167,236   $ 1,684,605   1,828,348   $19,847,429
Shares issued in reinvestment
  of distributions              19,869       205,050      10,221       114,884
Shares redeemed               (527,068)   (5,044,384)    (27,489)     (297,381)
                              --------   -----------   ---------   -----------
Net increase                  (339,963)  $(3,154,729)  1,811,080   $19,664,932
                              --------   -----------   ---------   -----------
                              --------   -----------   ---------   -----------

See Notes to Financial Statements.

                         CHARTWELL SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       Six Months             Year            Oct. 1, 1999*<F5>
                                                         Ended               Ended                 through
                                                     Feb. 28, 2002       Aug. 31, 2001          Aug. 31, 2000
                                                     -------------       -------------        -----------------
                                                      (Unaudited)
Net asset value, beginning of period                     $14.51              $12.75                $10.00
                                                         ------              ------                ------

Income from investment operations:
   Net investment income                                   0.02                0.07                  0.05
   Net realized and unrealized
     gain on investments                                   0.71                2.33                  2.73
                                                         ------              ------                ------
Total from investment operations                           0.73                2.40                  2.78
                                                         ------              ------                ------

Less distributions:
   From net investment income                             (0.04)              (0.05)                (0.03)
   From net capital gains                                 (0.61)              (0.59)                   --
                                                         ------              ------                ------
Total distributions                                       (0.65)              (0.64)                (0.03)
                                                         ------              ------                ------

Net asset value, end of period                           $14.59              $14.51                $12.75
                                                         ------              ------                ------
                                                         ------              ------                ------

Total return                                               5.29%+<F7>         19.20%                27.82%+<F7>

Ratios/supplemental data:
Net assets, end of period (thousands)                    $9,247              $6,307                $1,385

Ratio of expenses to average net assets:
   Before expense reimbursement                            2.20%**<F6>         3.31%                15.23%**<F6>
   After expense reimbursement                             1.10%**<F6>         1.10%                 1.10%**<F6>

Ratio of net investment income to
  average net assets:
   After expense reimbursement                             0.52%**<F6>         0.62%                 0.48%**<F6>

Portfolio turnover rate                                   19.86%              68.13%                68.77%

  *<F5>   Commencement of operations.
 **<F6>   Annualized.
  +<F7>   Not Annualized.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       Six Months             Year            Oct. 1, 1999*<F8>
                                                         Ended               Ended                 through
                                                     Feb. 28, 2002       Aug. 31, 2001          Aug. 31, 2000
                                                     -------------       -------------        -----------------
                                                      (Unaudited)

Net asset value, beginning of period                     $10.38              $10.63                $10.00
                                                         ------              ------                ------

Income from investment operations:
     Net investment income                                 0.08                0.04                  0.11
     Net realized and unrealized
       gain/(loss) on investments                            --               (0.23)                 0.55
                                                         ------              ------                ------
Total from investment operations                           0.08               (0.19)                 0.66
                                                         ------              ------                ------

Less distributions:
     From net investment income                           (0.10)              (0.03)                (0.03)
     From net capital gains                                  --               (0.03)                   --
                                                         ------              ------                ------
Total distributions                                       (0.10)              (0.06)                (0.03)
                                                         ------              ------                ------

Net asset value, end of period                           $10.36              $10.38                $10.63
                                                         ------              ------                ------
                                                         ------              ------                ------

TOTAL RETURN                                               0.80%+<F10>        (1.85%)                6.61%+<F10>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)                   $23,916             $27,477                $8,896

Ratio of expenses to average net assets:
     Before expense reimbursement                          1.16%**<F9>         1.18%                 2.89%**<F9>
     After expense reimbursement                           0.75%**<F9>         0.75%                 0.75%**<F9>

Ratio of net investment loss to
  average net assets:
     After expense reimbursement                           1.37%**<F9>         1.18%                 1.38%**<F9>

Portfolio turnover rate                                   83.50%             173.68%               169.14%

  *<F8>   Commencement of operations.
 **<F9>   Annualized.
 +<F10>   Not Annualized.

See Notes to Financial Statements.

                         CHARTWELL LARGE CAP VALUE FUND
                         CHARTWELL SMALL CAP VALUE FUND

NOTES TO FINANCIAL STATEMENTS AT FEBRUARY 28, 2002 (UNAUDITED)

NOTE 1 - ORGANIZATION

    The Chartwell Large Cap Value Fund and Chartwell Small Cap Value Fund (the "Funds") are each a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Each Fund's investment objective is growth of capital, with a secondary objective to provide current income. The Funds began operations on October 1, 1999.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

    A. Security Valuation: The Funds' investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

    B. Federal Income Taxes: It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

    C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America.

    D. Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

    For the six months ended February 28, 2002, Chartwell Investment Partners (the "Advisor") provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by each Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Chartwell Large Cap Value Fund and 0.80% based upon the average daily net assets of the Chartwell Small Cap Value Fund. For six months ended February 28, 2002, the Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund incurred $57,983 and $28,543, respectively, in Advisory Fees.

    The Funds are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by each Fund and to pay each Fund's operating expenses to the extent necessary to limit each Fund's aggregate annual operating expenses to 0.75% of average net assets (the "expense cap") for the Chartwell Large Cap Value Fund and 1.10% of average net assets (the "expense cap") for the Chartwell Small Cap Value Fund. Any such reductions made by the Advisor in its fees or payment of expenses which are a Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on the Fund's expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to a Fund's payment of current ordinary operating expenses. For the six months ended February 28, 2002, the Advisor reduced its fees and absorbed Fund expenses in the amount of $47,072 for the Chartwell Large Cap Value Fund and $39,297 for the Chartwell Small Cap Value Fund; no amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions amounted to $234,899 for the Chartwell Large Cap Value Fund and $240,470 for the Chartwell Small Cap Value Fund at February 28, 2002.

    U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the
Funds' Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds' custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds' expenses and reviews the Funds' expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

Fund asset level                           Fee rate
----------------                           --------
Less than $15 million                      $30,000
$15 million to less than $50 million       0.20% of average daily net assets
$50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
More than $150 million                     0.05% of average daily net assets

    Quasar Distributors, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor is an affiliate of the Administrator.

    Certain officers of the Funds are also officers of the Administrator and the Distributor.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

    For the six months ended February 28, 2002, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Large Cap Value Fund were $19,302,186 and $22,784,047, respectively.

    For the six months ended February 28, 2002, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, for the Chartwell Small Cap Value Fund were $3,878,889 and $1,403,985, respectively.

NOTE 5 - INCOME TAXES

    As of February, 28, 2002, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

CHARTWELL LARGE CAP VALUE FUND
   Gross unrealized appreciation                                   $ 1,315,320
   Gross unrealized depreciation                                    (1,102,848)
                                                                   -----------
       Net unrealized appreciation                                 $   212,472
                                                                   -----------
                                                                   -----------

CHARTWELL SMALL CAP VALUE FUND
   Gross unrealized appreciation                                   $ 1,240,303
   Gross unrealized depreciation                                      (320,567)
                                                                   -----------
       Net unrealized appreciation                                 $   919,736
                                                                   -----------
                                                                   -----------

    As of February 28, 2002, the cost of investments for federal income tax purposes for the Chartwell Large Cap Value Fund and the Chartwell Small Cap Value Fund were $23,556,855 and $8,336,803, respectively. As of February 28, 2002, the Chartwell Large Cap Value Fund had tax basis capital losses of $102,289, which may be carried over to offset future capital gains expiring in 2009.

                                    ADVISOR
                         Chartwell Investment Partners
                              1235 Westlakes Drive
                                   Suite 330
                               Berwyn, PA  19312
                                 (610) 296-1400

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                   CUSTODIAN
                                U.S. Bank, N.A.
                               425 Walnut Street
                             Cincinnati, OH  45202

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                          1177 Avenue of the Americas
                              New York, NY  10036

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA  94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.